LEASES - Schedule of Lease Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 262
2025	262
2026	262
2027	195
2028	181
Thereafter	2,054
Total lease payments	3,216
Less: imputed interest	1,627
Less: Liabilities subject to compromise	0	$ 13,868
Total	1,589
Finance Leases
2024	62,859
2025	1,862
2026	3
2027	0
2028	0
Thereafter	0
Total lease payments	64,724
Less: imputed interest	9,208
Less: Liabilities subject to compromise	0	$ 70,796
Total	$ 55,516